Condensed Consolidated Balance Sheet Components - Capitalized Internal-Use Software (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Capitalized internal-use software	$ 4,734	$ 2,860	$ 2,860	$ 1,592
Less: Accumulated amortization	(253)	(169)	(169)	(17)
Total capitalized internal-use software	4,481	2,691	2,691	1,575
Capitalized internal-use software amortization expense	$ 84	$ 20	$ 152	$ 17